Financial Instruments - Fair Value of Assets and Liabilities Measured On Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2011
Interest rate swaps	$ (34,741)	$ (47,028)
Marketable Securities	2,679	2,534	2,500
Bunker swaps	581	1,755
Total	(31,481)	(42,739)
Quoted Prices in Active Markets for Identical Assets/ (liabilities) (Level 1) [Member]
Interest rate swaps	0	0
Marketable Securities	0
Bunker swaps	0	0
Total	0	0
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) [Member]
Interest rate swaps	(34,741)	(47,028)
Marketable Securities	2,679	2,534
Bunker swaps	581	1,755
Total	(31,481)	(42,739)
Unobservable Inputs Assets/ (Liabilities) (Level 3) [Member]
Interest rate swaps	0	0
Marketable Securities	0
Bunker swaps	0	0
Total	$ 0	$ 0